TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Carryforward tax losses	$ 1,625	$ 2,068
Deferred revenues	4,172	2,096
Temporary differences	4,982	4,508
Intangible assets	294	556
Deferred tax assets before valuation allowance	11,073	9,228
Valuation allowance	(1,032)	(1,172)
Net deferred tax asset	10,041	8,056
Intangible assets, including goodwill	(2,931)	$ (2,515)
Depreciable assets	(1,840)
Unrealized gains on marketable securities	(419)	$ (56)
Deferred tax liability	(5,190)	(2,571)
Net deferred tax assets	$ 4,851	$ 5,485